LONG-TERM DEBT AND FINANCING	9 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND FINANCING
LONG-TERM DEBT AND FINANCING

9.   LONG-TERM DEBT AND FINANCING

		As at	As at
	Maturity	Dec. 31, 2020	March 31, 2020
Senior secured credit facility (a)	December 31, 2023	$232,619	$236,389
Less: Debt issue costs (a)		(4,273)	(1,644)
Filter Group financing (b)	October 25, 2023	5,485	9,690
7.0% $13M subordinated notes (c)	September 27, 2026	13,393	—
Less: Debt issue costs (c)		(1,934)	—
10.25% term loan (d)	March 31, 2024	273,478	—
8.75% loan (e)		—	280,535
6.75% $100M convertible debentures (f)		—	90,187
6.75% $160M convertible debentures (g)		—	153,995
6.5% convertible bonds (h)		—	12,851
		518,768	782,003
Less: Current portion		(3,535)	(253,485)
		$515,233	$528,518

Future annual minimum principal repayments are as follows:

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
Senior secured credit facility (a)	$—	$232,619	$—	$—	$232,619
Filter Group financing (b)	3,535	1,950	—	—	5,485
7.0% $13M subordinated notes (c)	—	—	—	13,393	13,393
10.25% term loan (d)	—	—	273,478	—	273,478
	$3,535	$234,569	$273,478	$13,393	$524,975

Interest is expensed based on the effective interest rate. The following table details the finance costs for the indicated periods:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Senior secured credit facility (a)	$4,712	$5,854	$15,229	$17,900
Filter Group financing (b)	165	99	540	600
7.0% $13M subordinated notes (c)	280	—	280	—
10.25% Term Loan (d)	8,242	—	8,242	—
8.75% loan (e)	—	8,655	18,055	26,275
6.75% $100M convertible debentures (f)	—	2,372	4,762	7,046
6.75% $160M convertible debentures (g)	—	3,462	6,948	10,354
6.5% convertible bonds (h)	—	262	536	2,479
Supplier finance and others (i)	4,278	7,474	14,682	15,521
	$17,677	$28,178	$69,274	$80,175
(a)

As part of the Recapitalization, Just Energy extended the $335 million senior secured credit facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at December 31, 2020, the Company was compliant with all of its covenants. The tables below show Just Energy’s available capacity and its scheduled mandatory commitment reductions.

Senior secured credit facility as at December 31, 2020:

Total commitments	$335,000
Outstanding advances	(232,619)
Letters of credit outstanding	(77,816)
Remaining capacity	$24,565

Scheduled mandatory commitment reductions[1]:

March 31, 2021	$35,000
September 30, 2021	35,000
March 31, 2022	35,000
September 30, 2022	35,000
March 31, 2023	35,000
September 30, 2023	35,000

1In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million.

Under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 5.25%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. Interest rates are adjusted quarterly based on certain financial performance indicators.

Prior to the Recapitalization, interest was payable on outstanding loans at rates that varied with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit were at a rate of 3.750%.

As at December 31, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at December 31, 2020, $232.6 million has been drawn against the facility and total letters of credit outstanding as of December 31, 2020 amounted to $77.8 million (March 31, 2020 — $72.5 million).

(b)

Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.

(c)

As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% $13M subordinated notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. The balance at December 31, 2020 includes an accrual of $0.2 million for capitalized interest payable on the notes. A  $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement. The 7.0% $13M subordinated notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration, on October 19, 2020.

(d)

As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.

(e)	As part of the Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The loan had US$207.0 million outstanding plus accrued interest.
(f)

As part of the Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with it’s pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.

(g)

As part of the Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% $13M subordinated notes and the payment of accrued interest.

(h)

As part of the Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.

(i)	Supplier finance and other costs for the quarter ended December 31, 2020 primarily consists of charges for extended payment terms.